Offerings	Jun. 26, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Acuity Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Acuity Brands Lighting, Inc. of Debt Securities of Acuity Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantee is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Acuity Intelligent Spaces Inc. of Debt Securities of Acuity Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantee is payable.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of QSC, LLC of Debt Securities of Acuity Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantee is payable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of ABL IP Holding LLC of Debt Securities of Acuity Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantee is payable.